Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net Loss Per Share
Net Loss Per Share

14. Net Loss Per Share

The Company computes basic net loss per share by dividing net loss by the weighted-average number of shares of common stock outstanding. Diluted net loss per share includes the potential dilutive effect of common stock equivalents as if such securities were exercised during the period, when the effect is dilutive. Common stock equivalents may include outstanding stock options or restricted stock units, which are included using the treasury stock method when dilutive. For each of the three and nine months ended September 30, 2024 and 2023, the Company excluded the effects of potentially dilutive shares that were outstanding during those respective periods from the denominator as their inclusion would be anti-dilutive due to the Company’s net losses during those periods.

The denominators used in the net loss per share computations are as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Basic:
Weighted average common shares outstanding	4,570,320	4,519,641	4,559,944	4,503,187
Diluted:
Weighted average common shares outstanding - Basic	4,570,320	4,519,641	4,559,944	4,503,187
Common stock equivalents*	—	—	—	—
Denominator for diluted net loss per share	4,570,320	4,519,641	4,559,944	4,503,187
*	No amounts were considered as their effects would be anti-dilutive.

Basic and diluted net loss per share are computed as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Net loss - basic and diluted	$(12,476)	$(28,032)	$(63,188)	$(86,176)
Weighted-average common shares outstanding:
Basic and diluted	4,570,320	4,519,641	4,559,944	4,503,187
Net loss per share, basic and diluted:	$(2.73)	$(6.20)	$(13.86)	$(19.14)

As of September 30, 2024, 354,964 stock options and 80,660 restricted stock units were outstanding, which could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive as a result of the net loss for the period.

As of September 30, 2023, 670,074 stock options and 64,643 restricted stock units were outstanding, which could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive as a result of the net loss for the period.

17. Net Loss per Share

The denominators used in the net loss per share computations are as follows:

	Year Ended December 31,
	2023	2022	2021
Basic:
Weighted average common shares outstanding	4,512,422	4,471,130	4,226,564
Diluted:
Weighted average common shares outstanding - Basic	4,512,422	4,471,130	4,226,564
Common stock equivalents*	—	—	—
Denominator for diluted net loss per share	4,512,422	4,471,130	4,226,564
*	For the years ended December 31, 2023, 2022 and 2021, no amounts were considered common stock equivalents as their effects would have been anti-dilutive due to net losses for those periods.

Basic and diluted net loss per share is computed as follows:

	Year Ended December 31,
	2023	2022	2021
Net loss - basic and diluted	$(118,513)	$(85,474)	$(88,441)
Weighted-average common shares outstanding:
Basic and diluted	4,512,422	4,471,130	4,226,564
Net loss per share, basic and diluted:	$(26.26)	$(19.12)	$(20.93)

As of December 31, 2023, 658,138 stock options and 47,194 restricted stock units were outstanding, which could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive as a result of the net loss for the period.

As of December 31, 2022, 640,787 stock options and 31,043 restricted stock units were outstanding, which could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive as a result of the net loss for the period.

As of December 31, 2021, 542,690 stock options and 48,045 restricted stock units were outstanding, which could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive as a result of the net loss for the period.